Cash and Cash Equivalents (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Line Items]
Cash	24	17
Short-term investments:
Deposits with financial institutions	309	30
Total cash and cash equivalents	333	47	361	679